Current and long-term debt - ING credit facility (Details)	1 Months Ended
	May 31, 2020 USD ($) vessel	Dec. 31, 2021 USD ($)	Nov. 30, 2021 USD ($)	Jan. 31, 2021 USD ($) vessel	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($) vessel	Jul. 31, 2020 USD ($)	Sep. 30, 2019 vessel	Jun. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Mar. 31, 2016 USD ($)	Jun. 30, 2015 USD ($)
Disclosure of detailed information about borrowings [line items]
Debt outstanding		$ 2,541,678,000			$ 2,415,326,000
Borrowings		2,541,678,000			2,415,326,000
ING Credit Facility
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity									$ 171,200,000	$ 87,000,000	$ 132,500,000	$ 52,000,000
Debt outstanding	$ 251,400,000				191,300,000
Borrowings	$ 251,400,000				$ 191,300,000
ING Credit Facility | KEXIM Credit Facility
Disclosure of detailed information about borrowings [line items]
Number of vessels | vessel	5
Debt outstanding	$ 72,100,000
Borrowings	72,100,000
Repayments of borrowings	$ 60,200,000
2021 $146.3 Million Lease Financing
Disclosure of detailed information about borrowings [line items]
Debt outstanding		146,300,000	$ 146,300,000
Borrowings		146,300,000	$ 146,300,000
2021 $146.3 Million Lease Financing | ING Credit Facility
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity		$ 146,300,000
Intallation of scrubbers on product tankers | ING Credit Facility
Disclosure of detailed information about borrowings [line items]
Debt outstanding				$ 2,100,000		$ 5,900,000
Borrowings				$ 2,100,000		5,900,000
Intallation of scrubbers on product tankers | STI Notting Hill | ING Credit Facility
Disclosure of detailed information about borrowings [line items]
Debt outstanding							$ 1,500,000
Borrowings							1,500,000
Intallation of scrubbers on product tankers | STI Pontiac | ING Credit Facility
Disclosure of detailed information about borrowings [line items]
Debt outstanding							1,100,000
Borrowings							1,100,000
Intallation of scrubbers on product tankers | STI Black Hawk | ING Credit Facility
Disclosure of detailed information about borrowings [line items]
Debt outstanding						1,100,000
Borrowings						$ 1,100,000
Intallation of scrubbers on product tankers | STI Lombard and STI Osceola | ING Credit Facility
Disclosure of detailed information about borrowings [line items]
Debt outstanding							2,200,000
Borrowings							$ 2,200,000
Installation of scrubbers MR's | ING Credit Facility
Disclosure of detailed information about borrowings [line items]
Number of vessels | vessel						4
Installation of scrubbers LR2's | ING Credit Facility
Disclosure of detailed information about borrowings [line items]
Number of vessels | vessel				2		1
Installation of scrubbers | ING Credit Facility
Disclosure of detailed information about borrowings [line items]
Number of vessels | vessel								7